Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$467,929.94

Principal:
Principal Collections	$7,614,856.98
Prepayments in Full	$2,281,305.49
Liquidation Proceeds	$82,983.45
Recoveries	$32,419.18
Sub Total	$10,011,565.10
Collections	$10,479,495.04

Purchase Amounts:
Purchase Amounts Related to Principal	$181,293.78
Purchase Amounts Related to Interest	$1,042.01
Sub Total	$182,335.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,661,830.83

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,661,830.83
Servicing Fee	$109,714.26	$109,714.26	$0.00	$0.00	$10,552,116.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,552,116.57
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,552,116.57
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,552,116.57
Interest - Class A-4 Notes	$37,687.74	$37,687.74	$0.00	$0.00	$10,514,428.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,514,428.83
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$10,459,156.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,459,156.83
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$10,417,264.16
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,417,264.16
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$10,362,430.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,362,430.83
Regular Principal Payment	$9,959,028.61	$9,959,028.61	$0.00	$0.00	$403,402.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$403,402.22
Residual Released to Depositor	$0.00	$403,402.22	$0.00	$0.00	$0.00
Total		$10,661,830.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,959,028.61
Total					$9,959,028.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,959,028.61	$98.67	$37,687.74	$0.37	$9,996,716.35	$99.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$9,959,028.61	$7.42	$189,685.74	$0.14	$10,148,714.35	$7.56

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$36,180,231.30	0.3584686	$26,221,202.69	0.2597959
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$128,300,231.30	0.0955859	$118,341,202.69	0.0881663

Pool Information
Weighted Average APR	4.411%	4.440%
Weighted Average Remaining Term	20.28	19.58
Number of Receivables Outstanding	16,784	16,165
Pool Balance	$131,657,112.96	$121,332,354.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$128,300,231.30	$118,341,202.69
Pool Factor	0.0965240	0.0889544

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$2,991,151.82
Targeted Overcollateralization Amount	$2,991,151.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,991,151.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$164,318.75
(Recoveries)		98	$32,419.18
Net Loss for Current Collection Period			$131,899.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2022%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3360%
Second Preceding Collection Period			1.1036%
Preceding Collection Period			0.7155%
Current Collection Period			1.2513%
Four Month Average (Current and Preceding Three Collection Periods)			0.8516%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,731	$9,264,778.93
(Cumulative Recoveries)			$1,907,601.15
Cumulative Net Loss for All Collection Periods			$7,357,177.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5394%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,958.31
Average Net Loss for Receivables that have experienced a Realized Loss			$1,555.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.44%	280	$2,962,095.30
61-90 Days Delinquent	0.35%	34	$427,001.30
91-120 Days Delinquent	0.06%	7	$71,723.79
Over 120 Days Delinquent	0.58%	44	$706,873.18
Total Delinquent Receivables	3.43%	365	$4,167,693.57

Repossession Inventory:
Repossessed in the Current Collection Period		12	$147,205.66
Total Repossessed Inventory		22	$318,663.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5085%
Preceding Collection Period			0.5303%
Current Collection Period			0.5258%
Three Month Average			0.5215%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer